Organization and Principal Activities - Details of Company's Major Subsidiaries and VIEs and Its Major Subsidiaries (Detail)	12 Months Ended
May 31, 2022
New Oriental Education & Technology Group Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Aug. 02, 2001
Place of incorporation (or establishment)/ operation	PRC
Beijing New Oriental Xuncheng Network Technology Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 11, 2005
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries of the Company [Member] | Beijing Decision Education & Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Hewstone Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Elite Concept Holdings Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 03, 2007
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Winner Park Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 09, 2008
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Smart Shine International Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 09, 2008
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Pioneer Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 08, 2009
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Smart Wood Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 21, 2011
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Koolearn Holding [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Feb. 07, 2018
Place of incorporation (or establishment)/ operation	Cayman Islands
Legal ownership	55.68%
Major Subsidiaries of the Company [Member] | New Oriental Xuncheng Technology (HK) Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 02, 2018
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	55.68%
Major Subsidiaries of the Company [Member] | Beijing Dexin Dongfang Network Technology Co Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 21, 2018
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	55.68%
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Haidian District Privately-Funded New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Oct. 05, 1993
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Wuhan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 28, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Xi'an Yanta District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 26, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Nanjing Gulou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 28, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Dogwood Cultural Communications Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	May 16, 2003
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Vision Overseas Consultancy Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Feb. 19, 2004
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Hangzhou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jul. 21, 2005
Place of incorporation (or establishment)/ operation	PRC